International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Other investments	$ 517,162,000	$ 468,791,000
Other assets	95,593,000	114,354,000
Total assets	11,804,041,000	11,772,869,000
Liabilities:
Junior subordinated deferrable interest debentures	160,416,000	161,416,000
Other liabilities	70,509,000	76,175,000
Total liabilities	10,079,374,000	10,107,366,000
Shareholders' equity:
Common shares	95,910,000	95,866,000
Surplus	169,567,000	167,980,000
Retained earnings	1,777,963,000	1,683,600,000
Accumulated other comprehensive (loss) income	(26,697,000)	2,167,000
Total shareholders' equity before treasury stock	2,016,743,000	1,949,613,000
Less cost of shares in treasury	(292,076,000)	(284,110,000)
Total shareholders' equity	1,724,667,000	1,665,503,000	$ 1,580,658,000	$ 1,424,408,000
Total liabilities and shareholders' equity	11,804,041,000	11,772,869,000
Parent Company
ASSETS
Cash	18,555,000	2,977,000
Other investments	94,908,000	69,160,000
Notes receivable		99,000
Investment in subsidiaries	1,787,120,000	1,766,592,000
Other assets	1,098,000	45,000
Total assets	1,901,681,000	1,838,873,000
Liabilities:
Junior subordinated deferrable interest debentures	160,416,000	161,416,000
Due to IBC Trading	21,000	21,000
Other liabilities	16,577,000	11,933,000
Total liabilities	177,014,000	173,370,000
Shareholders' equity:
Common shares	95,910,000	95,866,000
Surplus	169,567,000	167,980,000
Retained earnings	1,777,963,000	1,683,600,000
Accumulated other comprehensive (loss) income	(26,697,000)	2,167,000
Total shareholders' equity before treasury stock	2,016,743,000	1,949,613,000
Less cost of shares in treasury	(292,076,000)	(284,110,000)
Total shareholders' equity	1,724,667,000	1,665,503,000
Total liabilities and shareholders' equity	$ 1,901,681,000	$ 1,838,873,000